NON-CONTROLLING INTERESTS - Activity (Details) - USD ($) $ in Millions			12 Months Ended
	Jan. 01, 2020	Sep. 17, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	16.00%
Non-controlling interests, beginning balance	$ 8,395		$ 1,792
Share of income (loss)			605	$ 110
Cash contributed			140	24
Disbursements			(429)	(123)
Non-controlling interests, ending balance			8,395	1,792
Subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance	8,395		1,792	1,781
Share of income (loss)			605	110
Acquisitions			6,782
Cash contributed			140	24
Cash contributed			(495)
Disbursements			(429)	(123)
Non-controlling interests, ending balance			$ 8,395	1,792
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			39.00%
Non-controlling interests, beginning balance	6,039		$ 0	0
Share of income (loss)			275	0
Acquisitions			5,910
Cash contributed			90	0
Cash contributed			0
Disbursements			(236)	0
Non-controlling interests, ending balance			$ 6,039	0
Pueblo Viejo
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			40.00%
Non-controlling interests, beginning balance	1,424		$ 1,271	1,290
Share of income (loss)			311	89
Acquisitions			0
Cash contributed			0	0
Cash contributed			0
Disbursements			(158)	(108)
Non-controlling interests, ending balance			$ 1,424	1,271
Acacia Mining PLC
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		36.10%	0.00%
Non-controlling interests, beginning balance	0		$ 502	480
Share of income (loss)			(7)	22
Acquisitions			0
Cash contributed			0	0
Cash contributed			(495)
Disbursements			0	0
Non-controlling interests, ending balance			$ 0	502
Loulo Gounkoto
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			20.00%
Non-controlling interests, beginning balance	901		$ 0	0
Share of income (loss)			30	0
Acquisitions			887
Cash contributed			0	0
Cash contributed			0
Disbursements			(16)	0
Non-controlling interests, ending balance			$ 901	0
Tongon
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			10.30%
Non-controlling interests, beginning balance	47		$ 0	0
Share of income (loss)			(3)	0
Acquisitions			61
Cash contributed			0	0
Cash contributed			0
Disbursements			(11)	0
Non-controlling interests, ending balance			47	0
Other
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance	$ (16)		19	11
Share of income (loss)			(1)	(1)
Acquisitions			(76)
Cash contributed			50	24
Cash contributed
Disbursements			(8)	(15)
Non-controlling interests, ending balance			$ (16)	$ 19